Leases (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($) Vessel
Vessels in Operation [Member]
Future Minimum Time-charter Receipts [Abstract]
2026 (remainder)	$ 12,088
2027	21,950
2028	21,952
2029	21,892
2030 and thereafter	18,894
Total	96,776
Vessel Under Construction [Member]
Future Minimum Time-charter Receipts [Abstract]
2026 (remainder)	0
2027	0
2028	0
2029	319
2030 and thereafter	45,919
Total	$ 46,238
Clearlake Shipping Pte Ltd [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	2
Trafigura [Member] | Newbuilding MR Tanker [Member]
Charter Agreements [Abstract]
Term of time charter	7 years
Term of time charter extension	4 years